Consolidated Balance sheets - USD ($)		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 59,038,722	$ 68,279,539		$ 76,983,728
Restricted cash, current		1,522,052	1,223,119		1,886,440
Notes receivable		91,032,633	103,581,855
Allowance for credit losses		(6,251,765)	(10,223,451)		(23,114,173)
Notes receivable, net		84,780,868	93,358,404		133,986,583
Other receivables, net		1,887,944	2,532,710		5,084,099
Prepaid expenses and other current assets		3,744,939	4,737,688		3,350,053
Total current assets		150,974,525	170,131,460		221,290,903
Non-Current Assets
Internally developed intangible assets, net		1,451,673	1,322,836		910,584
Property and equipment, net		271,413	281,605		662,472
Operating right-of-use assets		43,663	86,715		285,865
Restricted cash, non-current		20,000	20,000		20,000
Other assets		717,031	733,922		233,752
Total Assets		153,478,305	172,576,538		223,403,576
Current Liabilities
Merchant accounts payable		65,274,028	83,020,739		96,516,668
Operating lease liabilities		39,963	79,312		171,959
Accrued liabilities		7,286,790	10,448,872		7,996,772
Other payables		3,183,212	4,129,371		2,874,046
Deferred revenue		1,636,673	1,516,228
Total current liabilities		77,420,666	99,194,522		107,559,445
Long Term Liabilities
Long term debt		250,000	250,000		250,000
Operating lease liabilities					90,962
Line of credit, net value		58,698,045	63,777,475		77,711,131
Warrant liabilities		931,497	511,295
Other non-current liabilities		2,515,596
Total Liabilities		139,815,804	163,733,292		185,611,538
Commitments and Contingencies (see Note 7)
Stockholders’ Equity*
Common stock, value	[1]	2,084	2,083		2,044
Additional paid-in capital	[1]	181,445,224	179,054,368		168,338,673
Stock subscriptions: 0 and 546 shares subscribed, respectively	[1]				(18,545)
Treasury stock, value	[1]	(4,101,669)	(4,072,752)		(3,691,322)
Accumulated other comprehensive loss	[1]	(789,782)	(643,974)		563,911
Accumulated deficit	[1]	(162,893,356)	(165,496,479)		(127,402,723)
Total Stockholders’ Equity	[1]	13,662,501	8,843,246		37,792,038
Total Liabilities and Stockholders’ Equity		$ 153,478,305	$ 172,576,538	[1]	$ 223,403,576	[1]

[1]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated